Financial and capital risk management - Maturity Analysis Of Financial Liabilities And Gross Settled Derivative Financial Instruments (Details) - Liquidity risk - BRL (R$) R$ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade payables	R$ 2,922,469	R$ 3,947,959
Lease liabilities	165,679	239,288
Borrowings	1,172,193	1,353,029
Obligations to FIAGRO quota holders	577,169	226,417
Agribusiness Receivables Certificates	472,092	447,743
Payables for the acquisition of subsidiaries	154,945	214,698
Commodity forward contracts	38,138	68,662
Derivative financial instruments	36,122	78,092
Salaries and social charges	218,058	181,826
Dividends payable	33,543	6,659
Warrant liabilities	1,953	22,421
Liability for FPA Shares		168,862
Financial liabilities	5,792,361	6,955,656
Up to 1 year
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade payables	2,922,381	3,947,367
Lease liabilities	92,770	106,229
Borrowings	1,149,346	1,314,821
Obligations to FIAGRO quota holders	577,169	226,417
Agribusiness Receivables Certificates	472,092	1,013
Payables for the acquisition of subsidiaries	148,402	186,661
Commodity forward contracts	38,138	68,333
Derivative financial instruments	36,122	78,092
Salaries and social charges	218,058	181,826
Dividends payable	33,543	6,659
Warrant liabilities	1,953	22,421
Liability for FPA Shares		168,862
Financial liabilities	5,689,974	6,308,701
From 1 to 5 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Trade payables	88	592
Lease liabilities	72,909	133,059
Borrowings	22,847	38,208
Obligations to FIAGRO quota holders	0	0
Agribusiness Receivables Certificates	0	446,730
Payables for the acquisition of subsidiaries	6,543	28,037
Commodity forward contracts	0	329
Derivative financial instruments	0	0
Salaries and social charges	0	0
Dividends payable	0	0
Warrant liabilities	0	0
Liability for FPA Shares		0
Financial liabilities	R$ 102,387	R$ 646,955